Shareholders' equity - Stock options outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2019 Options $ / shares	Dec. 31, 2018 Options	Dec. 31, 2017 Options
Stock-based compensation
Options outstanding, Number	4,726,943	3,220,280	2,025,834
Options outstanding, Weighted average years to expiration	7 years 1 month 6 days
Options exercisable, Number	1,747,444
Exercise price of $1.08
Stock-based compensation
Exercise price/share | $ / shares	$ 1.08
Options outstanding, Number	730,556
Options outstanding, Weighted average years to expiration	7 years 3 months 18 days
Options exercisable, Number	299,722
Exercise price of $1.26
Stock-based compensation
Exercise price/share | $ / shares	$ 1.26
Options outstanding, Number	1,152,779
Options outstanding, Weighted average years to expiration	8 years 1 month 6 days
Options exercisable, Number	230,556
Exercise price of $1.51
Stock-based compensation
Exercise price/share | $ / shares	$ 1.51
Options outstanding, Number	55,556
Options outstanding, Weighted average years to expiration	7 years 10 months 24 days
Options exercisable, Number	22,222
Exercise price of $1.80
Stock-based compensation
Exercise price/share | $ / shares	$ 1.80
Options outstanding, Number	1,152,777
Options outstanding, Weighted average years to expiration	2 years 7 months 6 days
Options exercisable, Number	1,152,777
Exercise price of $2.05
Stock-based compensation
Exercise price/share | $ / shares	$ 2.05
Options outstanding, Number	41,667
Options outstanding, Weighted average years to expiration	8 years 6 months
Options exercisable, Number	8,333
Exercise price of $3.78
Stock-based compensation
Exercise price/share | $ / shares	$ 3.78
Options outstanding, Number	16,667
Options outstanding, Weighted average years to expiration	2 years 7 months 6 days
Options exercisable, Number	16,667
Exercise price of $4.03
Stock-based compensation
Exercise price/share | $ / shares	$ 4.03
Options outstanding, Number	28,611
Options outstanding, Weighted average years to expiration	6 years 2 months 12 days
Options exercisable, Number	17,167
Exercise price of $4.36
Stock-based compensation
Exercise price/share | $ / shares	$ 4.36
Options outstanding, Number	1,015,275
Options outstanding, Weighted average years to expiration	9 years 1 month 6 days
Exercise price of $8.39
Stock-based compensation
Exercise price/share | $ / shares	$ 8.39
Options outstanding, Number	512,222
Options outstanding, Weighted average years to expiration	9 years 10 months 24 days
Exercise price of $11.41
Stock-based compensation
Exercise price/share | $ / shares	$ 11.41
Options outstanding, Number	20,833
Options outstanding, Weighted average years to expiration	9 years 7 months 6 days